Consolidation of Subsidiaries - Summary of Consolidated Financial Statements of Group include the Subsidiaries (Details))		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Dlocal Group Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Malta
Principal activities		Holding Company
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Malta
Principal activities		Payments provider
% of equity interest held by Dlocal		99.999%	99.999%
Dlocal Markets Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Malta
Principal activities		Holding Company
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Hold Ops Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Cayman Islands
Principal activities		Holding Company
% of equity interest held by Dlocal		100.00%
Dlocal LLP
Disclosure of subsidiaries [line items]
Country of incorporation		United Kingdom
Principal activities		Payments provider
% of equity interest held by Dlocal		99.999%	99.999%
Dlocal Corp LLP
Disclosure of subsidiaries [line items]
Country of incorporation		United Kingdom
Principal activities		Payments provider
% of equity interest held by Dlocal		99.99%	99.99%
Dlocal OpCo UK LTD
Disclosure of subsidiaries [line items]
Country of incorporation		United Kingdom
Principal activities		Payments provider
% of equity interest held by Dlocal		100.00%
Dlocal Inc.
Disclosure of subsidiaries [line items]
Country of incorporation		United States of America
Principal activities		Holding Company
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Technologies S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Uruguay
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Uruguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Uruguay
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal PTE Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Singapore
Principal activities		Holding Company
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Argentina S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Argentina
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Argentina S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Argentina
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Services Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Argentina
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Services Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Argentina
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%
DLocal Bangladesh Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Bangladesh
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Bolivia S.R.L.
Disclosure of subsidiaries [line items]
Country of incorporation		Bolivia
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Dlocal Brasil Holding Financeira
Disclosure of subsidiaries [line items]
Country of incorporation		Brazil
Principal activities		Holding Company
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Brasil Instituicao de Pagamento S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Brazil
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Brasil Facilitadora de Pagamentos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation		Brazil
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Webpay Brasil Pagamentos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation		Brazil
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Demerge Cameroun SARL
Disclosure of subsidiaries [line items]
Country of incorporation		Cameroon
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Demerge Chile SPA
Disclosure of subsidiaries [line items]
Country of incorporation		Chile
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Chile SPA
Disclosure of subsidiaries [line items]
Country of incorporation		Chile
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Pagos y Servicios Limitada
Disclosure of subsidiaries [line items]
Country of incorporation		Chile
Principal activities		Collection agent
% of equity interest held by Dlocal		99.00%	100.00%
FCA Chile 2 Spa
Disclosure of subsidiaries [line items]
Country of incorporation		Chile
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Dlocal Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation		Colombia
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation		Colombia
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
W-Collect S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation		Colombia
Principal activities		Collection agent
% of equity interest held by Dlocal			100.00%
BH Collect S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation		Colombia
Principal activities		Collection agent
% of equity interest held by Dlocal			100.00%
Kupa Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation		Colombia
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Dlocal Costa Rica SRL
Disclosure of subsidiaries [line items]
Country of incorporation		Costa Rica
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Demerege Ecuador S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Ecuador
Principal activities		Collection agent
% of equity interest held by Dlocal	99.85%	100.00%	0.15%
Dlocal Egypt LLC
Disclosure of subsidiaries [line items]
Country of incorporation		Egypt
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal El Salvador S.A de C.V.
Disclosure of subsidiaries [line items]
Country of incorporation		El Salvador
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
dLocal Ghana Limited Company
Disclosure of subsidiaries [line items]
Country of incorporation		Ghana
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Demerge Guatemala S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Guatemala
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Dlocal Honduras S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Honduras
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Depansum Solutions Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation		India
Principal activities		Collection agent
% of equity interest held by Dlocal		99.00%	99.00%
Dlocal India Pvt Limited
Disclosure of subsidiaries [line items]
Country of incorporation		India
Principal activities		Collection agent
% of equity interest held by Dlocal		99.99%	99.99%
Guisol Solutions Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation		India
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
PT Dlocal Solutions Indonesia
Disclosure of subsidiaries [line items]
Country of incorporation		Indonesia
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Israel Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Israel
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal SARL
Disclosure of subsidiaries [line items]
Country of incorporation		Ivory Coast
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Demerge Japan Ltd
Disclosure of subsidiaries [line items]
Country of incorporation		Japan
Principal activities		Collection agent
% of equity interest held by Dlocal		66.60%
Dlocal Payments Kenya Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Kenya
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Depansum Malaysia SDN. BHD.
Disclosure of subsidiaries [line items]
Country of incorporation		Malaysia
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Demerge Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Country of incorporation		Mexico
Principal activities		Collection agent
% of equity interest held by Dlocal		99.999%	99.999%
Dlocal Mexico S.A. DE C.V.
Disclosure of subsidiaries [line items]
Country of incorporation		Mexico
Principal activities		Collection agent
% of equity interest held by Dlocal		99.999%	99.999%
Dlocal Technologies Mexico S.A. DE C.V.
Disclosure of subsidiaries [line items]
Country of incorporation		Mexico
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%	100.00%
DLocal Morocco SARL AU
Disclosure of subsidiaries [line items]
Country of incorporation		Morocco
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Nigeria Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Nigeria
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Panama S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Panama
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Dlocal Paraguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Paraguay
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
Demerge Peru S.A.C.
Disclosure of subsidiaries [line items]
Country of incorporation		Peru
Principal activities		Collection agent
% of equity interest held by Dlocal		99.00%	99.00%
Depansum Peru S.A.C
Disclosure of subsidiaries [line items]
Country of incorporation		Peru
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Dlocal Payments Philippines Incorporated
Disclosure of subsidiaries [line items]
Country of incorporation		Philippines
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Demerge Republica Dominicana SAS
Disclosure of subsidiaries [line items]
Country of incorporation		Dominican Republic
Principal activities		Collection agent
% of equity interest held by Dlocal		99.99%	99.99%
Dlocal Rwanda Ltd.
Disclosure of subsidiaries [line items]
Country of incorporation		Rwanda
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Depansum PTY Limited
Disclosure of subsidiaries [line items]
Country of incorporation		South Africa
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%	100.00%
DLP South Africa PTY Ltd.
Disclosure of subsidiaries [line items]
Country of incorporation		South Africa
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Dlocal Tanzania LTD
Disclosure of subsidiaries [line items]
Country of incorporation		Tanzania
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Demerge (Thailand) Co. LTD
Disclosure of subsidiaries [line items]
Country of incorporation		Thailand
Principal activities		Collection agent
% of equity interest held by Dlocal		49.00%
Dlocal Uganda LTD
Disclosure of subsidiaries [line items]
Country of incorporation		Uganda
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Dlocal Payment Services L.L.C.
Disclosure of subsidiaries [line items]
Country of incorporation		United Arab Emirates
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Dlocal US LLC
Disclosure of subsidiaries [line items]
Country of incorporation		United States of America
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%
CILFUR S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Uruguay
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%
Maubek S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Uruguay
Principal activities		Service provider
% of equity interest held by Dlocal		100.00%
Harpot S.A.
Disclosure of subsidiaries [line items]
Country of incorporation		Uruguay
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%
Dlocal Vietnam Company Limited
Disclosure of subsidiaries [line items]
Country of incorporation		Vietnam
Principal activities		Collection agent
% of equity interest held by Dlocal		100.00%